S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.83
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.22
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.78
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	347,500,000
Net Tangible Book Value, Adjusted	$ 335,432,929
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	43,125,000
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.83
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.22
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.78
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	302,500,000
Net Tangible Book Value, Adjusted	$ 291,622,421
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	37,500,000
No Redemption [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 0
No Redemption [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(12,075,000)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(10,500,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(385,508)
No Redemption [Member] | Offering Costs Accrued [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	456,186
No Redemption [Member] | Offering Costs Accrued [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 456,186
No Redemption [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,125,000)
No Redemption [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	34,500,000
No Redemption [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,000,000
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.05
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	10
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	347,500,000
Net Tangible Book Value, Adjusted	$ 7,929
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,625,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 10
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	10.05
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.05)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	302,500,000
Net Tangible Book Value, Adjusted	$ (377,579)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,500,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 10.05
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (345,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(34,500,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (300,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(30,000,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (2,500,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,500,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(385,508)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	456,186
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 456,186
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,125,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	34,500,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,000,000
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.36
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.69
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.31
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	347,500,000
Net Tangible Book Value, Adjusted	$ 252,201,679
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	34,500,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 2.69
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.36
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.69
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.31
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	302,500,000
Net Tangible Book Value, Adjusted	$ 219,247,421
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	30,000,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 2.69
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (86,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(8,625,000)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (75,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(7,500,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (9,056,250)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,875,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(385,508)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	456,186
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 456,186
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,125,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	34,500,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,000,000
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.58
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.47
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.53
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	347,500,000
Net Tangible Book Value, Adjusted	$ 168,970,429
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	25,875,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.47
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.58
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.47
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.53
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	302,500,000
Net Tangible Book Value, Adjusted	$ 146,872,421
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	22,500,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.47
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(17,250,000)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(15,000,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (6,037,500)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(5,250,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(385,508)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	456,186
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 456,186
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,125,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	34,500,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,000,000
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.02
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.03
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.97
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	347,500,000
Net Tangible Book Value, Adjusted	$ 85,739,179
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	17,250,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.03
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.02
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.03
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.97
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (448,257)
Net Tangible Book Value, Proceeds from Offering	302,500,000
Net Tangible Book Value, Adjusted	$ 74,497,421
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	8,625,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	15,000,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.03
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (258,750,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(25,875,000)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (225,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(22,500,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (3,018,750)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,625,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	0
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(385,508)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	456,186
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 456,186
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,125,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	34,500,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	30,000,000